901 Fifteenth Street, NW, Suite 800

Washington, DC 20005

202.729.7470

202.730.4520 fax

www.srz.com

John Mahon 202.729.7477	Writer's E-mail Address John.Mahon@srz.com

December 21, 2018

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549-0505

Re:	YieldStreet Multi-Asset Fund Inc.

Registration Statement on Form N-2

Ladies and Gentlemen:

On behalf of YieldStreet Multi-Asset Fund Inc. (the "Company"), we are transmitting for filing with the Securities and Exchange Commission the Company's Notification of Registration on Form N-8A pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"), as well as a related Registration Statement on Form N-2 (the "Registration Statement"), which Registration Statement also pertains to the registration of the offer and sale of shares of the Company's common stock under the Securities Act of 1933, as amended.

The Registration Statement presently omits certain agreements, financial statements and other documents that are required by Form N-2 to be contained in the Registration Statement. These materials will be included in a pre-effective amendment to the Registration Statement that the Company intends to file in the near future.

If you have any questions or comments concerning this submission or require any additional information, please call me at (202) 729-7477. Thank you for your assistance regarding this matter.

Very truly yours,

/s/ John J. Mahon
John J. Mahon